RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the Plan's financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,860,254,733	$1,581,584,786
Notes receivable from investments, included in investments on Form 5500	37,595,443	34,478,809
Notes receivable from participants	(37,595,443)	(34,478,809)
Net assets available for benefits per the Form 5500	$1,860,254,733	$1,581,584,786

As permitted under ERISA, the reconciling items shown above are due to the difference in the method of accounting used under government reporting requirements in preparing the Form 5500 as compared to the Plan’s financial statements.